Equity Method Investments (DWM) (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Equity method investments	$ 57,301		$ 42,826
Income/(loss) from equity method investments	(747)	$ (231)
Management fees to a related party (Note 3(a))	636	666
Accounts receivable, trade	$ 5,101		6,565
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%
Equity method investments	$ 607		794
Income/(loss) from equity method investments	(187)	8
Management Agreements [Member] | Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Management fees to a related party (Note 3(a))	636	666
Accounts receivable, trade	53		$ 3
Commissions	$ 163	$ 185